FINANCIAL ASSETS	12 Months Ended
Dec. 31, 2022
Financial Instruments [Abstract]
FINANCIAL ASSETS	FINANCIAL ASSETS

(US$ MILLIONS)	2022	2021
Current
Marketable securities	$1,227	$1,262
Restricted cash	214	224
Derivative assets	133	179
Loans and notes receivable	257	211
Other financial assets (1)	148	138
Total current	$1,979	$2,014
Non-current
Marketable securities	$2,682	$3,601
Restricted cash	245	297
Derivative assets	507	123
Loans and notes receivable (2)	5,500	936
Other financial assets (1)	1,995	1,579
Total non-current	$10,929	$6,536
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(1)Other financial assets include secured debentures, asset-backed securities and convertible preferred shares.
(2)The increase in loans and notes receivable from December 31, 2021 is primarily attributable to the acquisition of the partnership’s Australian residential mortgage lender, which accounted for $4,866 million of the change.